SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these consolidated financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure.

NOTE 13 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these consolidated financial statements were available to be issued. Based on our evaluation no other material events have occurred that require disclosure, other than stated below.

On February 7, 2017, the Company issued 10,000 restricted common shares valued at $6,300 per share for the acquisition of a trademark from an unrelated party. The Company agrees to pay a royalty of twenty percent (20%) of the net profits generated from the commercial exploitation of the trademark.

In March 2017, the Company completed and closed a private offering exempt from registration pursuant to Rule 506(b) of Regulation D of 1,000,000 shares of the Company's common stock, par value $0.001, issued at $0.75 per share for cash proceeds of $750,000. No brokers or underwriters were utilized in this offering and no commissions were paid.

During the three months ended March 31, 2017, the Company issued 225,000 restricted common shares valued at $242,000 to consultants to assist in managing its locations and locating future expansion of future restaurants.

During the three months March 31, 2017, the Company issued 306,250 restricted common shares valued at $398,750 to repay certain notes payable assumed from the net assets acquisition.  A loss on debt settlement of $266,250 was incurred related to the repayment of the notes payable.